Employee benefits - Funded plan assets by asset category (Details) - Annuity-based defined benefit plans [member] - Plan assets [member] - IFRS Funded Plan [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Bonds [member]
Disclosure of fair value of plan assets [abstract]
Percentage of assets funded (as a percent)	46.40%	49.00%	39.30%
Equity securities
Disclosure of fair value of plan assets [abstract]
Percentage of assets funded (as a percent)	22.20%	27.20%	29.20%
Cash assets [Member]
Disclosure of fair value of plan assets [abstract]
Percentage of assets funded (as a percent)	3.50%	3.80%	6.70%
Other funds [member]
Disclosure of fair value of plan assets [abstract]
Percentage of assets funded (as a percent)	27.90%	20.00%	24.90%